UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00334
                                   ---------

                         FRANKLIN CAPITAL GROWTH FUND
                         ----------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                -----------------------------------------------
            (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (650) 312-2000
                                                          --------------

Date of fiscal year end:  06/30
                          -----

Date of reporting period: 12/31/06
                          --------

        ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

                                                   DECEMBER 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                GROWTH
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                      WANT TO RECEIVE
                                                      THIS DOCUMENT
                                                      FASTER VIA EMAIL?
               FRANKLIN
          CAPITAL GROWTH FUND                         Eligible shareholders can
                                                      sign up for eDelivery at
                                                      franklintempleton.com.
                                                      See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

Semiannual Report

Franklin Capital Growth Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Capital Growth Fund seeks capital appreciation and secondarily, current income, by investing primarily in equity securities that trade on a securities exchange or in the over-the-counter market.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Capital Growth Fund covers the period ended December 31, 2006.

PERFORMANCE OVERVIEW

For the six months under review, Franklin Capital Growth Fund - Class A posted a +7.84% cumulative total return. Compared with its benchmarks for the same period, the Fund underperformed the Russell 1000(R) Growth Index's +10.10% and the Standard & Poor's 500 Composite Index's (S&P 500's) +12.73% total return. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the six months ended December 31, 2006, the U.S. economy advanced at a moderate pace. Gross domestic product grew an annualized 2.0% in the third quarter and an estimated annualized 3.5% in the fourth quarter. The housing market weakened, while corporate profits and consumer and government spending generally remained robust. Exports picked up some momentum, but the country's trade deficit, while improving, was still historically high. Labor costs rose and hiring generally increased as the unemployment rate fell from 4.6% to 4.5%. 2

1. Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                                                           Semiannual Report | 3

Although energy and other commodity prices fell during the period, they remained historically high and were a primary economic concern for much of the period. Oil prices declined from a record high of $77 per barrel in July to $61 at period-end. Consumers curbed spending on large purchases, such as homes and cars. Home prices fell in many parts of the country as mortgage rates crept higher, and borrowing against home equity flattened. Retail prices for many goods fell in late 2006 as energy prices slid. However, after two months of large declines, wholesale prices surged in November, reflecting higher energy and other prices. Overall, the core Consumer Price Index (CPI) rose 2.6% for the 12 months ended December 31, 2006, which was higher than the 2.2% 10-year average. 3

Following 17 consecutive increases beginning in 2004, the Federal Reserve Board
(Fed) left the federal funds target rate at 5.25% during the period, citing a slowing economy, widespread cooling in the housing market and the lagging effect of prior tightening. The Fed stated that even with lower oil prices toward period-end, inflation risks remained.

The Fed's decision to leave rates steady through period-end helped restore investor confidence. Overall, the blue chip stocks of the Dow Jones Industrial Average posted a six-month total return of +13.14%, and the broader S&P 500 returned +12.73%, while the technology-heavy NASDAQ Composite Index had a +12.48% total return. 4 Telecommunications, utilities and consumer discretionary stocks performed particularly well.

INVESTMENT STRATEGY

We are research driven, fundamental investors who look for companies of any size that we believe are positioned for above-average growth in revenues, earnings or assets. We look for companies that have a particular marketing niche, proven technology, industry leadership, sound financial records and strong management -- factors we believe point to strong growth potential.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

MANAGER'S DISCUSSION

During the six months under review, sectors that contributed positively to the Fund's performance included communications, electronic technology, health technology and consumer services. Investments that performed particularly well included Cisco Systems, the leading network and communications equipment provider that is benefiting from the convergence of, and growing demand for, voice, data and video services; and Bunge, a leading agribusiness that processes grains and oilseeds around the world, which is benefiting from rising demand for soybean meal and other grains. Our shares of Rogers Communications, a Canadian telecommunications provider, also excelled as the company's earnings growth was driven by strong pricing trends amid continued strong demand for wireless and cable. Lastly, International Game Technology's stock rose as gaming markets around the globe grew via the opening of new gambling jurisdictions and increased gaming demand, aided by the emergence of a strong middle class in the company's Asian markets.

Following years of good results from air freight and courier companies (transportation sector), this industry group performed poorly for the Fund during the period due to investor concerns over a slowdown in global economic growth. We had trimmed related positions earlier in the period due to what we believed were high valuation levels, reducing the negative impact from the recent decline in the Fund's investments. Despite their recent losses, we continue to believe in the long-term prospects for related holdings such as Expeditors International of Washington and C.H. Robinson Worldwide. According to our analysis, the trend toward increased global trade is still very much intact, and we intend to look for better opportunities to rebuild those positions in 2007.

The Fund's holdings in technology services and retail trade were disappointing. In particular, drugstore chain CVS' share price declined when it announced a proposed merger with prescription benefit management firm Caremark Rx. This created a measure of confusion surrounding the industry's long-term structure and potential conflicts of interest for customers. We do not believe there will be significant conflicts of interest for customers over the long term and, to the contrary, we think there could be increased services and benefits at no additional cost to retail and prescription benefit management customers; thus, we maintained our investment in CVS. Online information portal Yahoo! also disappointed during the six months under review. The company lowered its earnings guidance and appeared to be struggling to keep up with Google's engineering talent. We sold the position due to competitive risks we identified arising from Google and many rapidly growing Internet start-ups that are attracting advertising dollars.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 12/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Electronic Technology*                                                     14.4%
Finance                                                                    12.9%
Health Technology*                                                         10.8%
Technology Services*                                                        7.9%
Consumer Services                                                           7.2%
Communications                                                              6.6%
Producer Manufacturing                                                      6.3%
Retail Trade                                                                5.7%
Energy Minerals                                                             4.3%
Transportation                                                              3.8%
Consumer Non-Durables                                                       3.8%
Consumer Durables                                                           2.8%
Process Industries                                                          2.6%
Health Services                                                             2.5%
Utilities                                                                   2.3%
Industrial Services                                                         1.5%
Short-Term Investments & Other Net Assets                                   4.6%

* Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


                                                           Semiannual Report | 5

TOP 10 HOLDINGS
12/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
SECTOR/INDUSTRY                                                       NET ASSETS
Cisco Systems Inc.                                                          2.8%
--------------------------------------------------------------------------------
 ELECTRONIC TECHNOLOGY
--------------------------------------------------------------------------------
International Game Technology                                               2.6%
 CONSUMER SERVICES
--------------------------------------------------------------------------------
Bunge Ltd.                                                                  2.6%
 PROCESS INDUSTRIES
--------------------------------------------------------------------------------
Roche Holding AG, ADR (Switzerland)                                         2.5%
 HEALTH TECHNOLOGY
--------------------------------------------------------------------------------
Microsoft Corp.                                                             2.1%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
SAP AG, ADR (Germany)                                                       2.0%
 TECHNOLOGY SERVICES
--------------------------------------------------------------------------------
Carnival Corp.                                                              2.0%
 CONSUMER SERVICES
--------------------------------------------------------------------------------
United Technologies Corp.                                                   2.0%
 PRODUCER MANUFACTURING
--------------------------------------------------------------------------------
American Tower Corp., A                                                     1.9%
 COMMUNICATIONS
--------------------------------------------------------------------------------
Citigroup Inc.                                                              1.9%
 FINANCE
--------------------------------------------------------------------------------

We established some new positions for the Fund during the latter half of 2006. These included Public Service Enterprise Group, an electric distribution utility and one of the largest power producers in the Mid-Atlantic states. According to our analysis, the company could benefit from a tight supply/demand market, which could result in better pricing and increased earnings growth. Genentech and Juniper Networks were also new investments in the portfolio. Genentech is a leading biotechnology company focused on the oncology market, with fast growing products such as Avastin and Lucentis. Juniper Networks provides telecommunications equipment solutions for the service provider and enterprise markets and is growing through the adoption of voice, data and video services.

Thank you for your continued participation in Franklin Capital Growth Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]     /s/ Serena Perin Vinton

                    Serena Perin Vinton, CFA
                    Portfolio Manager
                    Franklin Capital Growth Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Semiannual Report

Performance Summary as of 12/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

------------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKREX)                                      CHANGE        12/31/06        6/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.66          $11.85         $11.19
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0129
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.2027
------------------------------------------------------------------------------------------------------
         TOTAL                               $0.2156
------------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FKEQX)                                      CHANGE        12/31/06        6/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.58          $11.25         $10.67
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.2027
------------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FREQX)                                      CHANGE        12/31/06        6/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.58          $11.14         $10.56
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.2027
------------------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FKIRX)                                      CHANGE        12/31/06        6/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.65          $11.74         $11.09
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.2027
------------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FEACX)                                CHANGE        12/31/06        6/30/06
------------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                        +$0.65          $11.94         $11.29
------------------------------------------------------------------------------------------------------
DISTRIBUTIONS (7/1/06-12/31/06)
------------------------------------------------------------------------------------------------------
Dividend Income                              $0.0429
------------------------------------------------------------------------------------------------------
Long-Term Capital Gain                       $0.2027
------------------------------------------------------------------------------------------------------
         TOTAL                               $0.2456
------------------------------------------------------------------------------------------------------


                                                           Semiannual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------------
CLASS A                                  6-MONTH         1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +7.84%         +8.42%         +12.66%          +90.11%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +1.66%         +2.18%          +1.20%           +6.01%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,166        $10,218         $10,615          $17,922
-------------------------------------------------------------------------------------------------------
CLASS B                                  6-MONTH         1-YEAR          5-YEAR      INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +7.35%         +7.55%          +8.46%          +24.80%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +3.35%         +3.55%          +1.26%           +2.81%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,335        $10,355         $10,646          $12,480
-------------------------------------------------------------------------------------------------------
CLASS C                                  6-MONTH         1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +7.42%         +7.63%          +8.55%          +76.41%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +6.42%         +6.63%          +1.66%           +5.84%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,642        $10,663         $10,855          $17,641
-------------------------------------------------------------------------------------------------------
CLASS R                                  6-MONTH         1-YEAR          3-YEAR      INCEPTION (1/1/02)
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +7.70%         +8.09%         +15.84%          +11.15%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +7.70%         +8.09%          +5.02%           +2.14%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,770        $10,809         $11,584          $11,115
-------------------------------------------------------------------------------------------------------
ADVISOR CLASS 4                          6-MONTH         1-YEAR          5-YEAR           10-YEAR
-------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                  +7.95%         +8.62%         +14.03%          +97.08%
-------------------------------------------------------------------------------------------------------
Average Annual Total Return 2              +7.95%         +8.62%          +2.66%           +7.02%
-------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3            $10,795        $10,862         $11,403          $19,708
-------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

THE FUND'S PORTFOLIO INCLUDES TECHNOLOGY STOCKS, A SECTOR THAT HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. THE FUND MAY INVEST IN FOREIGN COMPANIES THAT CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTIES. IN ADDITION, THE FUND MAY OWN SMALLER-COMPANY STOCKS, WHICH CAN BE VOLATILE, ESPECIALLY OVER THE SHORT TERM. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:    Shares are available to certain eligible investors as
                  described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +97.08% and +7.02%.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------
                                               BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
CLASS A                                           VALUE 7/1/06        VALUE 12/31/06    PERIOD* 7/1/06-12/31/06
---------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,078.40               $4.87
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,020.52               $4.74
---------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,073.50               $8.83
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,016.69               $8.59
---------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,074.20               $8.78
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,016.74               $8.54
---------------------------------------------------------------------------------------------------------------
CLASS R
---------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,077.00               $6.23
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,019.21               $6.06
---------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------
Actual                                              $1,000              $1,079.50               $3.62
---------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000              $1,021.73               $3.52
---------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.93%; B: 1.69%; C: 1.68%; R: 1.19%; and Advisor: 0.69%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Capital Growth Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                          ----------------------------------------------------------------------------------------
                                          SIX MONTHS ENDED
                                          DECEMBER 31, 2006                            YEAR ENDED JUNE 30,
CLASS A                                      (UNAUDITED)         2006           2005           2004          2003          2002
                                          ----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
 the period)

Net asset value, beginning of period ...     $    11.19       $    10.52     $    10.76     $     9.06    $     8.95    $    12.04
                                             -------------------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ...............           0.02             0.02           0.04           0.01          0.03          0.04

 Net realized and unrealized gains
  (losses) .............................           0.85             0.69          (0.28)          1.71          0.08         (3.05)
                                             -------------------------------------------------------------------------------------
Total from investment operations .......           0.87             0.71          (0.24)          1.72          0.11         (3.01)
                                             -------------------------------------------------------------------------------------
Less distributions from:

 Net investment income .................          (0.01)           (0.04)            --          (0.02)           --         (0.02)

 Net realized gains ....................          (0.20)              --             --             --            --         (0.05)

 Tax return of capital .................             --               --             --             --            --         (0.01)
                                             -------------------------------------------------------------------------------------
Total distributions ....................          (0.21)           (0.04)            --          (0.02)           --         (0.08)
                                             -------------------------------------------------------------------------------------
Redemption fees ........................            -- d              -- d           -- d           -- d          --            --
                                             -------------------------------------------------------------------------------------
Net asset value, end of period .........     $    11.85       $    11.19     $    10.52     $    10.76    $     9.06    $     8.95
                                             =====================================================================================

Total return c .........................           7.84%            6.74%         (2.23)%        18.95%         1.23%       (25.16)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ......     $  884,290       $  907,377     $1,089,510     $1,218,132    $  936,927    $  855,624

Ratios to average net assets:

 Expenses ..............................           0.93% e,f        0.95% e        0.96% e        0.96%         1.04%         0.94%

 Net investment income .................           0.27% f          0.16%          0.41%          0.06%         0.32%         0.34%

Portfolio turnover rate ................          17.09%           40.34%         48.24%         51.96%        52.16%        54.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


12 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

--------------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2006                       YEAR ENDED JUNE 30,
CLASS B                                               (UNAUDITED)       2006          2005         2004         2003         2002
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............       $ 10.67       $ 10.07       $ 10.37      $  8.79      $  8.74      $ 11.82
                                                        --------------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .................         (0.03)        (0.06)        (0.03)       (0.07)       (0.03)       (0.04)

 Net realized and unrealized gains (losses) .....          0.81          0.66         (0.27)        1.65         0.08        (2.99)
                                                        --------------------------------------------------------------------------
Total from investment operations ................          0.78          0.60         (0.30)        1.58         0.05        (3.03)
                                                        --------------------------------------------------------------------------
Less distributions from net realized gains ......         (0.20)           --            --           --           --        (0.05)
                                                        --------------------------------------------------------------------------
Redemption fees .................................            -- d          -- d          -- d         -- d         --           --
                                                        --------------------------------------------------------------------------
Net asset value, end of period ..................       $ 11.25       $ 10.67       $ 10.07      $ 10.37      $  8.79      $  8.74
                                                        ==========================================================================

Total return c ..................................          7.35%         5.96%        (2.89)%      17.97%        0.57%      (25.73)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............       $64,770       $65,383       $73,734      $83,622      $60,232      $44,041

Ratios to average net assets:

 Expenses .......................................          1.69% e,f     1.70% e       1.71% e      1.71%        1.79%        1.69%

 Net investment income (loss) ...................         (0.49)% f     (0.59)%       (0.34)%      (0.69)%      (0.43)%      (0.44)%

Portfolio turnover rate .........................         17.09%        40.34%        48.24%       51.96%       52.16%       54.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.

                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 13

Franklin Capital Growth Fund

--------------------------------------------------------------------------------

                                                   -------------------------------------------------------------------------------
                                                   SIX MONTHS ENDED
                                                   DECEMBER 31, 2006                       YEAR ENDED JUNE 30,
CLASS C                                               (UNAUDITED)       2006          2005          2004        2003        2002
                                                   -------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............      $  10.56       $   9.97      $  10.27      $   8.70    $   8.66    $  11.70
                                                       ---------------------------------------------------------------------------
Income from investment operations: a

 Net investment income (loss) b .................         (0.03)         (0.06)        (0.03)        (0.07)      (0.03)      (0.04)

 Net realized and unrealized gains (losses) .....          0.81           0.65         (0.27)         1.64        0.07       (2.95)
                                                       ---------------------------------------------------------------------------
Total from investment operations ................          0.78           0.59         (0.30)         1.57        0.04       (2.99)
                                                       ---------------------------------------------------------------------------
Less distributions from net realized gains ......         (0.20)            --            --            --          --       (0.05)
                                                       ---------------------------------------------------------------------------
Redemption fees .................................            -- d           -- d          -- d          -- d        --          --
                                                       ---------------------------------------------------------------------------
Net asset value, end of period ..................      $  11.14       $  10.56      $   9.97      $  10.27    $   8.70    $   8.66
                                                       ===========================================================================

Total return c ..................................          7.42%          5.92%        (2.92)%       18.05%       0.46%     (25.65)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............      $132,334       $134,671      $162,603      $195,559    $165,339    $137,117

Ratios to average net assets:

 Expenses .......................................          1.68% e,f      1.69% e       1.71% e       1.71%       1.79%       1.68%

 Net investment income (loss) ...................         (0.48)% f      (0.58)%       (0.34)%       (0.69)%     (0.43)%     (0.40)%

Portfolio turnover rate .........................         17.09%         40.34%        48.24%        51.96%      52.16%      54.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


14 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

--------------------------------------------------------------------------------

                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    DECEMBER 31, 2006                      YEAR ENDED JUNE 30,
CLASS R                                                (UNAUDITED)       2006         2005         2004        2003       2002 g
                                                    ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .............       $ 11.09       $ 10.44      $ 10.70      $  9.03     $  8.94     $ 10.79
                                                         -----------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b ..................            -- d       (0.01)        0.02        (0.02)         -- d        -- d

 Net realized and unrealized gains (losses) ......          0.85          0.68        (0.28)        1.71        0.09       (1.84)
                                                         -----------------------------------------------------------------------
Total from investment operations .................          0.85          0.67        (0.26)        1.69        0.09       (1.84)
                                                         -----------------------------------------------------------------------
Less distributions from:

 Net investment income ...........................            --         (0.02)          --        (0.02)         --       (0.01)(h)

 Net realized gains ..............................         (0.20)           --           --           --          --          --
                                                         -----------------------------------------------------------------------
Total distributions ..............................         (0.20)        (0.02)          --        (0.02)         --       (0.01)(h)
                                                         -----------------------------------------------------------------------
Redemption fees ..................................            -- d          -- d         -- d         -- d        --          --
                                                         -----------------------------------------------------------------------
Net asset value, end of period ...................       $ 11.74       $ 11.09      $ 10.44      $ 10.70     $  9.03     $  8.94
                                                         =======================================================================

Total return c ...................................          7.70%         6.42%       (2.43)%      18.68%       1.01%     (17.09)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ................       $33,341       $36,295      $39,421      $36,779     $19,256     $ 3,524

Ratios to average net assets:

 Expenses ........................................          1.19% e,f     1.20% e      1.21% e      1.21%       1.29%       1.19% f

 Net investment income (loss) ....................          0.01% f      (0.09)%       0.16%       (0.19)%      0.07%      (0.08)% f

Portfolio turnover rate ..........................         17.09%        40.34%       48.24%       51.96%      52.16%      54.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.

g     For the period January 1, 2002 (effective date) to June 30, 2002.

h     Includes distributions from tax return of capital in the amount of $0.002.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Capital Growth Fund

--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  DECEMBER 31, 2006                        YEAR ENDED JUNE 30,
ADVISOR CLASS                                        (UNAUDITED)       2006          2005          2004         2003        2002
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ............     $  11.29       $  10.62      $  10.84      $   9.12     $   8.98    $  12.07
                                                      ----------------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ........................         0.03           0.05          0.07          0.03         0.05        0.06

 Net realized and unrealized gains (losses) .....         0.86           0.69         (0.29)         1.72         0.09       (3.05)
                                                      ----------------------------------------------------------------------------
Total from investment operations ................         0.89           0.74         (0.22)         1.75         0.14       (2.99)
                                                      ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ..........................        (0.04)         (0.07)           --         (0.03)          --       (0.04)

 Net realized gains .............................        (0.20)            --            --            --           --       (0.05)

 Tax return of capital ..........................           --             --            --            --           --       (0.01)
                                                      ----------------------------------------------------------------------------
Total distributions .............................        (0.24)         (0.07)           --         (0.03)          --       (0.10)
                                                      ----------------------------------------------------------------------------
Redemption fees .................................           -- d           -- d          -- d          -- d         --          --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ..................     $  11.94       $  11.29      $  10.62      $  10.84     $   9.12    $   8.98
                                                      ============================================================================

Total return c ..................................         7.95%          6.97%        (2.03)%       19.26%        1.56%     (24.95)%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ...............     $390,324       $332,849      $319,724      $224,139     $ 75,554    $ 43,422

Ratios to average net assets:

 Expenses .......................................         0.69% e,f      0.70% e       0.71% e       0.71%        0.79%       0.69%

 Net investment income ..........................         0.51% f        0.41%         0.66%         0.31%        0.57%       0.58%

Portfolio turnover rate .........................        17.09%         40.34%        48.24%        51.96%       52.16%      54.28%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b     Based on average daily shares outstanding.

c     Total return is not annualized for periods less than one year.

d     Amount rounds to less than $0.01 per share.

e     Benefit of expense reduction rounds to less than 0.01%.

f     Annualized.


16 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

STATEMENT OF INVESTMENTS, DECEMBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 95.4%
    COMMUNICATIONS 6.6%
    Alltel Corp. .............................................................     United States       391,200    $   23,659,776
    America Movil SA de CV, L, ADR ...........................................         Mexico          527,600        23,858,072
  a American Tower Corp., A ..................................................     United States       778,400        29,018,752
    Rogers Communications Inc., B ............................................         Canada          751,200        22,369,998
                                                                                                                  --------------
                                                                                                                      98,906,598
                                                                                                                  --------------
    CONSUMER DURABLES 2.8%
  a Electronic Arts Inc. .....................................................     United States       417,200        21,010,192
    Harman International Industries Inc. .....................................     United States       215,800        21,560,578
                                                                                                                  --------------
                                                                                                                      42,570,770
                                                                                                                  --------------
    CONSUMER NON-DURABLES 3.8%
    PepsiCo Inc. .............................................................     United States       274,000        17,138,700
    The Procter & Gamble Co. .................................................     United States       353,200        22,700,164
    Wm. Wrigley Jr. Co. ......................................................     United States       333,700        17,258,964
                                                                                                                  --------------
                                                                                                                      57,097,828
                                                                                                                  --------------
    CONSUMER SERVICES 7.2%
    Carnival Corp. ...........................................................     United States       604,600        29,655,630
    International Game Technology ............................................     United States       857,700        39,625,740
    Starwood Hotels & Resorts Worldwide Inc. .................................     United States       177,900        11,118,750
    The Walt Disney Co. ......................................................     United States       557,290        19,098,328
  a XM Satellite Radio Holdings Inc., A ......................................     United States       672,000         9,710,400
                                                                                                                  --------------
                                                                                                                     109,208,848
                                                                                                                  --------------
    ELECTRONIC TECHNOLOGY 14.4%
  a Agilent Technologies Inc. ................................................     United States       464,600        16,191,310
    The Boeing Co. ...........................................................     United States       196,600        17,465,944
  a Cisco Systems Inc. .......................................................     United States     1,547,500        42,293,175
  a Dell Inc. ................................................................     United States       607,100        15,232,139
    Harris Corp. .............................................................     United States       362,700        16,633,422
    Intel Corp. ..............................................................     United States       872,300        17,664,075
  a Juniper Networks Inc. ....................................................     United States       562,300        10,649,962
    KLA-Tencor Corp. .........................................................     United States       441,600        21,969,600
  a Network Appliance Inc. ...................................................     United States       378,300        14,859,624
    Nokia Corp., ADR .........................................................        Finland          998,600        20,291,552
    QUALCOMM Inc. ............................................................     United States       633,700        23,947,523
                                                                                                                  --------------
                                                                                                                     217,198,326
                                                                                                                  --------------
    ENERGY MINERALS 4.3%
    ConocoPhillips ...........................................................     United States       314,700        22,642,665
    Devon Energy Corp. .......................................................     United States       278,400        18,675,072
    Peabody Energy Corp. .....................................................     United States       394,900        15,957,909
a,b Petroplus Holdings AG, 144A ..............................................      Switzerland        112,200         6,813,672
                                                                                                                  --------------
                                                                                                                      64,089,318
                                                                                                                  --------------


                                                          Semiannual Report | 17

Franklin Capital Growth Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  FINANCE 12.9%
  AFLAC Inc. .................................................................     United States       438,600    $   20,175,600
a Berkshire Hathaway Inc., A .................................................     United States           230        25,297,700
  BlackRock Inc. .............................................................     United States       111,800        16,982,420
  Brown & Brown Inc. .........................................................     United States       655,300        18,486,013
  Capital One Financial Corp. ................................................     United States       213,800        16,424,116
  Citigroup Inc. .............................................................     United States       510,900        28,457,130
a E*TRADE Financial Corp. ....................................................     United States       797,900        17,888,918
  SLM Corp. ..................................................................     United States       403,300        19,668,941
  Washington Mutual Inc. .....................................................     United States       257,200        11,700,028
  Wells Fargo & Co. ..........................................................     United States       542,000        19,273,520
                                                                                                                  --------------
                                                                                                                     194,354,386
                                                                                                                  --------------
  HEALTH SERVICES 2.5%
  IMS Health Inc. ............................................................     United States       613,700        16,864,476
a WellPoint Inc. .............................................................     United States       264,400        20,805,636
                                                                                                                  --------------
                                                                                                                      37,670,112
                                                                                                                  --------------
  HEALTH TECHNOLOGY 10.8%
a Amgen Inc. .................................................................     United States       125,300         8,559,243
a Celgene Corp. ..............................................................     United States       349,400        20,100,982
a Genentech Inc. .............................................................     United States       134,500        10,911,985
  Johnson & Johnson ..........................................................     United States       325,610        21,496,772
  Roche Holding AG, ADR ......................................................      Switzerland        421,400        37,780,928
  Schering-Plough Corp. ......................................................     United States       821,900        19,429,716
  Teva Pharmaceutical Industries Ltd., ADR ...................................        Israel           244,800         7,608,384
a Varian Medical Systems Inc. ................................................     United States       379,100        18,033,787
  Wyeth ......................................................................     United States       359,100        18,285,372
                                                                                                                  --------------
                                                                                                                     162,207,169
                                                                                                                  --------------
  INDUSTRIAL SERVICES 1.5%
  Halliburton Co. ............................................................     United States       365,500        11,348,775
a National-Oilwell Varco Inc. ................................................     United States       183,000        11,195,940
                                                                                                                  --------------
                                                                                                                      22,544,715
                                                                                                                  --------------
  PROCESS INDUSTRIES 2.6%
  Bunge Ltd. .................................................................     United States       541,600        39,271,416
                                                                                                                  --------------
  PRODUCER MANUFACTURING 6.3%
  3M Co. .....................................................................     United States       344,800        26,870,264
  Danaher Corp. ..............................................................     United States       260,900        18,899,596
  Tyco International Ltd. ....................................................     United States       661,900        20,121,760
  United Technologies Corp. ..................................................     United States       472,500        29,540,700
                                                                                                                  --------------
                                                                                                                      95,432,320
                                                                                                                  --------------
  RETAIL TRADE 5.7%
  CVS Corp. ..................................................................     United States       704,000        21,760,640
  Lowe's Cos. Inc. ...........................................................     United States       704,200        21,935,830
  Staples Inc. ...............................................................     United States       208,000         5,553,600
  Target Corp. ...............................................................     United States       192,100        10,959,305
  Wal-Mart Stores Inc. .......................................................     United States       563,100        26,003,958
                                                                                                                  --------------
                                                                                                                      86,213,333
                                                                                                                  --------------


18 | Semiannual Report

Franklin Capital Growth Fund

--------------------------------------------------------------------------------------------------------------------------------
                                                                                      COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES 7.9%
a Adobe Systems Inc. .........................................................     United States       531,000    $   21,834,720
a Google Inc., A .............................................................     United States        28,600        13,169,728
  Microsoft Corp. ............................................................     United States     1,076,000        32,129,360
  Paychex Inc. ...............................................................     United States       539,900        21,347,646
  SAP AG, ADR ................................................................        Germany          570,100        30,272,310
                                                                                                                  --------------
                                                                                                                     118,753,764
                                                                                                                  --------------
  TRANSPORTATION 3.8%
  C.H. Robinson Worldwide Inc. ...............................................     United States       317,300        12,974,397
  Expeditors International of Washington Inc. ................................     United States       306,700        12,421,350
  FedEx Corp. ................................................................     United States       160,400        17,422,648
  Southwest Airlines Co. .....................................................     United States       945,500        14,485,060
                                                                                                                  --------------
                                                                                                                      57,303,455
                                                                                                                  --------------
  UTILITIES 2.3%
  International Power PLC ....................................................    United Kingdom     1,664,300        12,442,308
  Public Service Enterprise Group Inc. .......................................     United States       325,300        21,593,414
                                                                                                                  --------------
                                                                                                                      34,035,722
                                                                                                                  --------------
  TOTAL COMMON STOCKS (COST $1,172,794,151) ..................................                                     1,436,858,080
                                                                                                                  --------------
  SHORT TERM INVESTMENT (COST $62,599,074) 4.2%
  MONEY MARKET FUND 4.2%
c Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.97% .......     United States    62,599,074        62,599,074
                                                                                                                  --------------
  TOTAL INVESTMENTS (COST $1,235,393,225) 99.6% ..............................                                     1,499,457,154
  OTHER ASSETS, LESS LIABILITIES 0.4% ........................................                                         5,602,013
                                                                                                                  --------------
  NET ASSETS 100.0% ..........................................................                                    $1,505,059,167
                                                                                                                  --------------

SELECTED PORTFOLIO ABBREVIATIONS

ADR - American Depository Receipt

a     Non-income producing for the twelve months ended December 31, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2006, the value of this security was $6,813,672, representing 0.45% of net assets.

c See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 19

Franklin Capital Growth Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2006 (unaudited)

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ................................   $1,172,794,151
  Cost - Sweep Money Fund (Note 7) ...........................       62,599,074
                                                                 --------------
          Total cost of investments ..........................   $1,235,393,225
                                                                 ==============
  Value - Unaffiliated issuers ...............................   $1,436,858,080
  Value - Sweep Money Fund (Note 7) ..........................       62,599,074
                                                                 --------------
  Total value of investments .................................    1,499,457,154
 Receivables:
  Investment securities sold .................................       10,291,729
  Capital shares sold ........................................        2,096,715
  Dividends ..................................................          804,154
                                                                 --------------
          Total assets .......................................    1,512,649,752
                                                                 --------------
Liabilities:
 Payables:
  Capital shares redeemed ....................................        5,703,382
  Affiliates .................................................        1,469,338
 Accrued expenses and other liabilities ......................          417,865
                                                                 --------------
          Total liabilities ..................................        7,590,585
                                                                 --------------
           Net assets, at value ..............................   $1,505,059,167
                                                                 ==============
Net assets consist of:
 Paid-in capital .............................................   $1,248,834,794
 Undistributed net investment income .........................          967,729
 Net unrealized appreciation (depreciation) ..................      264,063,929
 Accumulated net realized gain (loss) ........................       (8,807,285)
                                                                 --------------
           Net assets, at value ..............................   $1,505,059,167
                                                                 ==============


20 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
December 31, 2006 (unaudited)

CLASS A:
 Net assets, at value .........................................................   $884,289,988
                                                                                  ============
 Shares outstanding ...........................................................     74,633,058
                                                                                  ============
 Net asset value per share a ..................................................   $      11.85
                                                                                  ============
 Maximum offering price per share (net asset value per share / 94.25%) ........   $      12.57
                                                                                  ============
CLASS B:
 Net assets, at value .........................................................   $ 64,770,040
                                                                                  ============
 Shares outstanding ...........................................................      5,757,426
                                                                                  ============
 Net asset value and maximum offering price per share a .......................   $      11.25
                                                                                  ============
CLASS C:
 Net assets, at value .........................................................   $132,334,177
                                                                                  ============
 Shares outstanding ...........................................................     11,883,209
                                                                                  ============
 Net asset value and maximum offering price per share a .......................   $      11.14
                                                                                  ============
CLASS R:
 Net assets, at value .........................................................   $ 33,340,925
                                                                                  ============
 Shares outstanding ...........................................................      2,840,648
                                                                                  ============
 Net asset value and maximum offering price per share a .......................   $      11.74
                                                                                  ============
ADVISOR CLASS:
 Net assets, at value .........................................................   $390,324,037
                                                                                  ============
 Shares outstanding ...........................................................     32,685,677
                                                                                  ============
 Net asset value and maximum offering price per share a .......................   $      11.94
                                                                                  ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Capital Growth Fund

STATEMENT OF OPERATIONS
for the six months ended December 31, 2006 (unaudited)

Investment income:
 Dividends:
  Unaffiliated issuers ........................................................   $  7,143,620
  Sweep Money Fund (Note 7) ...................................................      1,820,069
                                                                                  ------------
        Total investment income ...............................................      8,963,689
                                                                                  ------------
Expenses:
 Management fees (Note 3a) ....................................................      3,349,441
 Distribution fees: (Note 3c)
  Class A .....................................................................      1,063,032
  Class B .....................................................................        323,458
  Class C .....................................................................        648,727
  Class R .....................................................................         86,161
 Transfer agent fees (Note 3e) ................................................      1,561,170
 Custodian fees (Note 4) ......................................................         15,986
 Reports to shareholders ......................................................         99,593
 Registration and filing fees .................................................         64,251
 Professional fees ............................................................         25,722
 Trustees' fees and expenses ..................................................         36,649
 Other ........................................................................         17,407
                                                                                  ------------
        Total expenses ........................................................      7,291,597
        Expense reductions (Note 4) ...........................................            (54)
                                                                                  ------------
          Net expenses ........................................................      7,291,543
                                                                                  ------------
           Net investment income ..............................................      1,672,146
                                                                                  ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .................................................................     13,538,410
  Foreign currency transactions ...............................................        (13,552)
                                                                                  ------------
           Net realized gain (loss) ...........................................     13,524,858
 Net change in unrealized appreciation (depreciation) on:
  Investments .................................................................     96,125,085
  Translation of assets and liabilities denominated in foreign currencies .....            189
                                                                                  ------------
           Net change in unrealized appreciation (depreciation) ...............     96,125,274
                                                                                  ------------
Net realized and unrealized gain (loss) .......................................    109,650,132
                                                                                  ------------
Net increase (decrease) in net assets resulting from operations ...............   $111,322,278
                                                                                  ============


22 | The accompanying notes are an integral part of these financial statements.
   | Semiannual Report

Franklin Capital Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         -----------------------------------
                                                                                         SIX MONTHS ENDED
                                                                                         DECEMBER 31, 2006      YEAR ENDED
                                                                                            (UNAUDITED)       JUNE 30, 2006
                                                                                         -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .............................................................     $    1,672,146      $    1,625,829
  Net realized gain (loss) from investments and foreign currency transactions .......         13,524,858          92,562,038
  Net change in unrealized appreciation (depreciation) on investments and
    translation of assets and liabilities denominated in foreign currencies .........         96,125,274          12,343,738
                                                                                          ----------------------------------
           Net increase (decrease) in net assets resulting from operations ..........        111,322,278         106,531,605
                                                                                          ----------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .........................................................................           (962,590)         (3,526,237)
    Class R .........................................................................                 --             (79,342)
    Advisor Class ...................................................................         (1,340,985)         (2,120,955)
  Net realized gains:
    Class A .........................................................................        (15,125,348)                 --
    Class B .........................................................................         (1,162,181)                 --
    Class C .........................................................................         (2,372,212)                 --
    Class R .........................................................................           (572,093)                 --
    Advisor Class ...................................................................         (6,336,078)                 --
                                                                                          ----------------------------------
 Total distributions to shareholders ................................................        (27,871,487)         (5,726,534)
                                                                                          ----------------------------------
 Capital share transactions: (Note 2)
    Class A .........................................................................        (74,558,201)       (245,614,530)
    Class B .........................................................................         (4,018,764)        (12,709,046)
    Class C .........................................................................         (9,107,935)        (37,513,575)
    Class R .........................................................................         (4,859,171)         (5,700,677)
    Advisor Class ...................................................................         37,577,177          (7,689,591)
                                                                                          ----------------------------------
 Total capital share transactions ...................................................        (54,966,894)       (309,227,419)
                                                                                          ----------------------------------
 Redemption fees ....................................................................                678               4,540
                                                                                          ----------------------------------
           Net increase (decrease) in net assets ....................................         28,484,575        (208,417,808)
Net assets:
 Beginning of period ................................................................      1,476,574,592       1,684,992,400
                                                                                          ----------------------------------
 End of period ......................................................................     $1,505,059,167      $1,476,574,592
                                                                                          ==================================
Undistributed net investment income included in net assets:
 End of period ......................................................................     $      967,729      $    1,599,158
                                                                                          ==================================


                                                          Semiannual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Capital Growth Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Capital Growth Fund (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act) as a diversified, open-end investment company, consisting of one fund, the Franklin Capital Growth Fund (the Fund). The Fund offers five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


24 | Semiannual Report

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.


                                                          Semiannual Report | 25

Franklin Capital Growth Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


26 | Semiannual Report

Franklin Capital Growth Fund

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                 SIX MONTHS ENDED                      YEAR ENDED
                                                 DECEMBER 31, 2006                    JUNE 30, 2006
                                          ------------------------------------------------------------------
                                             SHARES            AMOUNT            SHARES            AMOUNT
                                          ------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ........................        4,563,635     $  52,143,300        14,141,164     $ 156,494,897
 Shares issued in reinvestment
  of distributions ..................        1,243,012        14,630,253           281,202         3,186,018
 Shares redeemed ....................      (12,238,948)     (141,331,754)      (36,880,233)     (405,295,445)
                                          ------------------------------------------------------------------
 Net increase (decrease) ............       (6,432,301)    $ (74,558,201)      (22,457,867)    $(245,614,530)
                                          ==================================================================
CLASS B SHARES:
 Shares sold ........................           76,601     $     833,060           227,949     $   2,417,724
 Shares issued in reinvestment
  of distributions ..................           97,119         1,086,761                --                --
 Shares redeemed ....................         (546,056)       (5,938,585)       (1,421,064)      (15,126,770)
                                          ------------------------------------------------------------------
 Net increase (decrease) ............         (372,336)    $  (4,018,764)       (1,193,115)    $ (12,709,046)
                                          ==================================================================
CLASS C SHARES:
 Shares sold ........................          695,343     $   7,598,606         1,464,290     $  15,412,582
 Shares issued in reinvestment
  of distributions ..................          200,467         2,219,170                --                --
 Shares redeemed ....................       (1,764,295)      (18,925,711)       (5,024,262)      (52,926,157)
                                          ------------------------------------------------------------------
 Net increase (decrease) ............         (868,485)    $  (9,107,935)       (3,559,972)    $ (37,513,575)
                                          ==================================================================
CLASS R SHARES:
 Shares sold ........................          274,567     $   3,087,684           852,580     $   9,403,452
 Shares issued in reinvestment
  of distributions ..................           48,981           571,613             7,038            79,112
 Shares redeemed ....................         (754,943)       (8,518,468)       (1,364,031)      (15,183,241)
                                          ------------------------------------------------------------------
 Net increase (decrease) ............         (431,395)    $  (4,859,171)         (504,413)    $  (5,700,677)
                                          ==================================================================
ADVISOR CLASS SHARES:
 Shares sold ........................        3,641,061     $  42,180,505         9,105,715     $ 102,698,028
 Shares issued in reinvestment
  of distributions ..................          636,501         7,548,901           176,505         2,013,926
 Shares redeemed ....................       (1,062,135)      (12,152,229)       (9,912,827)     (112,401,545)
                                          ------------------------------------------------------------------
 Net increase (decrease) ............        3,215,427     $  37,577,177          (630,607)    $  (7,689,591)
                                          ==================================================================


                                                          Semiannual Report | 27

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

----------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
----------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       0.625%             Up to and including $100 million
       0.500%             Over $100 million, up to and including $250 million
       0.450%             Over $250 million, up to and including $10 billion
       0.440%             Over $10 billion, up to and including $12.5 billion
       0.420%             Over $12.5 billion, up to and including $15 billion
       0.400%             In excess of $15 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B, C, and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


28 | Semiannual Report

Franklin Capital Growth Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets for each class, were as follows:

Class A .....................................................   0.25%
Class B .....................................................   1.00%
Class C .....................................................   1.00%
Class R .....................................................   0.50%

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to
 unaffiliated broker/dealers .............................   $108,206
Contingent deferred sales charges retained ...............   $ 53,983

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,561,170, of which $1,166,334 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended December 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At June 30, 2006, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
 2008 .................................................   $ 7,416,682
 2009 .................................................     3,708,341
 2010 .................................................     2,955,708
                                                          -----------
                                                          $14,080,731
                                                          ===========

For tax purposes, realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At June 30, 2006, the Fund deferred realized currency losses of $16,764.


                                                          Semiannual Report | 29

Franklin Capital Growth Fund

5. INCOME TAXES (CONTINUED)

At December 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $1,239,040,781
                                                     ==============

Unrealized appreciation ..........................   $  282,757,770
Unrealized depreciation ..........................      (22,341,397)
                                                     --------------
Net unrealized appreciation (depreciation) .......   $  260,416,373
                                                     ==============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended December 31, 2006, aggregated $241,613,117 and $337,054,337, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares ("marketing support"), Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators. Specifically, the Company entered into settlements with the SEC, among others, concerning market timing and marketing support.

On June 23, 2006, the SEC approved the proposed plan of distribution for the marketing support settlement, and disbursement of the settlement monies to the designated funds, in accordance with the terms and conditions of that settlement and plan, was completed in September 2006 and is/was recorded as other income.


30 | Semiannual Report

Franklin Capital Growth Fund

8. REGULATORY MATTERS (CONTINUED)

The plan of distribution for the market timing settlement is currently under review by the SEC staff. After publication of notice of the plan and a 30-day comment period, the proposed plan of distribution will be submitted to the SEC for approval. Following the SEC's approval of the plan of distribution, with modifications as appropriate, distribution of the settlement monies will begin in accordance with the terms and conditions of the settlement and plan.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, Company directors, fund directors, and employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.). The lawsuits relate to the industry practices referenced above, as well as to allegedly excessive commissions and advisory and distribution fees.

The Company and fund management believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate.

9. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. On December 22, 2006, the Securities and Exchange Commission extended the implementation date to no later than the last net asset value calculation in the first semi-annual reporting period in 2007. The Fund is currently evaluating the impact, if any, of applying the various provisions of FIN 48.

In September 2006, FASB issued FASB Statement No. 157, "Fair Value Measurement" ("SFAS 157"), which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund believes the adoption of SFAS 157 will have no material impact on its financial statements.


                                                          Semiannual Report | 31

Franklin Capital Growth Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


32 | Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund 1

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund 1
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund 5
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 6

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama                               Michigan 7
Arizona                               Minnesota 7
California 8                          Missouri
Colorado                              New Jersey
Connecticut                           New York 8
Florida 8                             North Carolina
Georgia                               Ohio 7
Kentucky                              Oregon
Louisiana                             Pennsylvania
Maryland                              Tennessee
Massachusetts 7                       Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. Effective 10/1/06, Franklin's AGE High Income Fund changed its name to Franklin High Income Fund. The fund's investment goal and strategy remained the same.

6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

7.    Portfolio of insured municipal securities.

8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/07

                                               Not part of the semiannual report

     [LOGO](R)
FRANKLIN TEMPLETON        One Franklin Parkway
    INVESTMENTS           San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN CAPITAL GROWTH FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

134 S2006 02/07


        ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

        ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

        ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.  N/A

        ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

        ITEM 6. SCHEDULE OF INVESTMENTS. N/A

        TEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

        ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

        ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

        ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

        ITEM 11. CONTROLS AND PROCEDURES.
(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

        ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CAPITAL GROWTH FUND

By /S/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date  February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date   February 27, 2007


By /S/GALEN G. VETTER
   ------------------
Galen G. Vetter
Chief Financial Officer
Date  February 27, 2007